Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				8 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2018		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Income Statement [Abstract]
Operating and formation costs	$ 8,020,701		$ 191,802		$ 384,938		$ 9,293,610		$ 578,552		$ 1,105,323
Loss from operations	(8,020,701)		(191,802)		(384,938)		(9,293,610)		(578,552)		(1,105,323)
Other income:
Interest income	53,388		1,065,919		1,447,296		804,106		3,440,046		4,289,906
Unrealized gain on marketable securities held in Trust Account			22,614		301,126				29,197		18,040
Other income	53,388		1,088,533		1,748,422		804,106		3,469,243		4,307,946
(Loss) income before provision for income taxes	(7,967,313)		896,731		1,363,484		(8,489,504)		2,890,691		3,202,623
Benefit from (provision for) income taxes	45,335		(227,387)		(286,331)		12,948		(773,260)		(852,455)
Net (Loss) Income	$ (7,921,978)		$ 669,344		$ 1,077,153		$ (8,476,556)		$ 2,117,431		$ 2,350,168
Weighted average shares outstanding, basic and diluted (in Shares)	7,089,591	[1]	6,688,928	[1]	6,055,660	[2]	6,920,455	[1]	6,681,145	[1]	6,687,798	[2]
Basic and diluted net loss per common stock (in Dollars per share)	$ (1.12)	[3]	$ (0.01)	[3]	$ (0.04)	[4]	$ (1.31)	[3]	$ (0.04)	[3]	$ (0.11)	[4]

[1]	Excludes an aggregate of up to 17,798,414 and 18,947,461 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 18,913,021 and 18,979,840 shares subject to possible redemption at December 31, 2019 and 2018, respectively.
[3]	Net loss per common share – basic and diluted excludes income attributable to shares subject to possible redemption of $3,016 and $768,480 for the three months ended September 30, 2020 and 2019, respectively, and $593,745 and $2,412,064 for the nine months ended September 30, 2020 and 2019, respectively (see Note 2).
[4]	Net loss per common share — basic and diluted excludes income attributable to shares subject to possible redemption of $3,078,671 and $1,321,648 for the year ended December 31, 2019 and for the period from May 4, 2018 (inception) through December 31, 2018, respectively.